Finance Receivables - Schedule of Finance Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Finance receivables		$ 5,285	$ 255,943
Accrued interest and fees		24	7,910
Unearned annual fee income		(286)	0
Unamortized loan origination costs		0	13,421
Allowance for credit losses		(803)	(55,031)	$ (53,146)	$ (27,117)
Finance receivables at amortized cost, net	[1]	$ 4,220	$ 222,243

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.